Loans Receivable and Allowance for Loan Losses (Summary of Loans, Allowances and Impairment Balances, by Class and Impairment Method) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Individually evaluated for impairment	$ 7,120	$ 3,630
Collectively evaluated for impairment	18,162	17,990
Total allowance for loan losses	25,282	21,620
Loans receivable:
Loans evaluated individually	56,641	63,504
Loans evaluated collectively	1,472,156	1,373,164
Total loans receivable	1,528,797	1,436,668
Period used to analyze future loan losses	2 years
Commercial and industrial [Member]
Allowance for loan losses:
Individually evaluated for impairment	2,399	1,000
Collectively evaluated for impairment	7,560	7,400
Total allowance for loan losses	9,959	8,400
Loans receivable:
Loans evaluated individually	13,082	15,504
Loans evaluated collectively	363,906	306,484
Total loans receivable	376,988	321,988
Commercial tax-exempt [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	83	79
Total allowance for loan losses	83	79
Loans receivable:
Loans evaluated individually	0	0
Loans evaluated collectively	92,202	81,532
Total loans receivable	92,202	81,532
Owner occupied real estate [Member]
Allowance for loan losses:
Individually evaluated for impairment	1,451	30
Collectively evaluated for impairment	678	699
Total allowance for loan losses	2,129	729
Loans receivable:
Loans evaluated individually	3,380	7,492
Loans evaluated collectively	264,992	271,880
Total loans receivable	268,372	279,372
Commercial construction and land development [Member]
Allowance for loan losses:
Individually evaluated for impairment	2,470	2,600
Collectively evaluated for impairment	4,752	5,240
Total allowance for loan losses	7,222	7,840
Loans receivable:
Loans evaluated individually	15,549	23,216
Loans evaluated collectively	84,850	79,937
Total loans receivable	100,399	103,153
Commercial real estate [Member]
Allowance for loan losses:
Individually evaluated for impairment	800	0
Collectively evaluated for impairment	3,183	3,241
Total allowance for loan losses	3,983	3,241
Loans receivable:
Loans evaluated individually	17,136	12,117
Loans evaluated collectively	377,268	352,288
Total loans receivable	394,404	364,405
Residential [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	324	435
Total allowance for loan losses	324	435
Loans receivable:
Loans evaluated individually	4,163	3,346
Loans evaluated collectively	79,736	80,594
Total loans receivable	83,899	83,940
Consumer [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	793	831
Total allowance for loan losses	793	831
Loans receivable:
Loans evaluated individually	3,331	1,829
Loans evaluated collectively	209,202	200,449
Total loans receivable	212,533	202,278
Unallocated [Member]
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	789	65
Total allowance for loan losses	789	65
Loans receivable:
Loans evaluated individually	0	0
Loans evaluated collectively	0	0
Total loans receivable	0	0
Consumer [Member]
Loans receivable:
Total loans receivable	212,533	202,278
Residential [Member]
Loans receivable:
Total loans receivable	83,899	83,940
Commercial real estate [Member]
Loans receivable:
Total loans receivable	394,404	364,405
Commercial construction and land development [Member]
Loans receivable:
Total loans receivable	100,399	103,153
Owner occupied real estate [Member]
Loans receivable:
Total loans receivable	268,372	279,372
Commercial tax-exempt [Member]
Loans receivable:
Total loans receivable	$ 92,202	$ 81,532